Trade payables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade account payables	R$ 16,963	R$ 13,221
Trade account payables, current	16,883	13,221
Trade account payables, non current	80
Third Parties [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	1,645	1,454
Third Parties [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	13,331	9,993
Third Parties Forfait [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	2,333	2,125
Third Parties Forfait [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	688	671
Related Partie [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	226	256
Related Partie Forfait [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	1,299	1,103
Related Partie Forfait [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	R$ 1,073	R$ 847